EQUITY, Treasury Stock (Details) S/ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 PEN (S/) shares
Treasury Stock [Abstract]
Number of shares of the group (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,625,233	14,625,233
Number of shares, shared-based payment (in shares)	[1]	229,523	229,523	293,606	293,606	246,931	246,931
Number of shares, total (in shares)		14,850,369	14,850,369	14,914,452	14,914,452	14,872,164	14,872,164
Purchase of number of treasury shares (in shares)		97,951	97,951	240,151	240,151	129,807	129,807
Purchase of treasury shares		$ 16.1	S/ 58.9	$ 44.4	S/ 151.9	$ 31.0	S/ 103.2
Atlantic Security Holding Corporation [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	0	0	0	0	0	0
Number of shares, total (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Banco de Credito del Peru [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	134,133	134,133	159,339	159,339	134,169	134,169
Number of shares, total (in shares)		134,133	134,133	159,339	159,339	134,169	134,169
Grupo Credito [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	7,871	7,871	32,512	32,512
Number of shares, total (in shares)		7,871	7,871	32,512	32,512
Pacfico Seguros [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	22,966	22,966	29,845	29,845	29,539	29,539
Number of shares, total (in shares)		22,966	22,966	29,845	29,845	29,539	29,539
Credicorp Capital Servicios Financieros [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	15,561	15,561	17,598	17,598	13,830	13,830
Number of shares, total (in shares)		15,561	15,561	17,598	17,598	13,830	13,830
Mibanco [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	14,418	14,418	14,872	14,872	9,060	9,060
Number of shares, total (in shares)		14,418	14,418	14,872	14,872	9,060	9,060
ASB Bank Corp (Atlantic Security Bank) [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	11,193	11,193	11,434	11,434
Number of shares, total (in shares)		11,193	11,193	11,434	11,434
Credicorp Peru [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)						0	0
Number of shares, shared-based payment (in shares)	[1]					21,695	21,695
Number of shares, total (in shares)						21,695	21,695
Credicorp Capital Limited [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)						0	0
Number of shares, shared-based payment (in shares)	[1]					9,518	9,518
Number of shares, total (in shares)						9,518	9,518
Prima AFP [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	6,406	6,406	7,664	7,664	6,397	6,397
Number of shares, total (in shares)		6,406	6,406	7,664	7,664	6,397	6,397
Other Minors [Member]
Treasury Stock [Abstract]
Number of shares of the group (in shares)		0	0	0	0	4,387	4,387
Number of shares, shared-based payment (in shares)	[1]	16,975	16,975	20,342	20,342	22,723	22,723
Number of shares, total (in shares)		16,975	16,975	20,342	20,342	27,110	27,110

[1]	Corresponds to treasury stock that were granted to employees and senior management, for which they have the right to vote. These stocks are not vested at said dates, see Note 20.